Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2025	Mar. 31, 2024
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 46,381	¥ 37,771
Payables under securities lending transactions	737	1,092
Obligations to return securities received as collateral	6,047	7,223
Total	53,165	46,086
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	10,579	8,846
Payables under securities lending transactions	717	1,015
Obligations to return securities received as collateral	5,185	6,076
Total	16,481	15,937
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	29,902	20,010
Payables under securities lending transactions	3	1
Obligations to return securities received as collateral	399	610
Total	30,304	20,621
31 to 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,754	7,209
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	155	135
Total	4,909	7,344
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,146	1,706
Payables under securities lending transactions	17	76
Obligations to return securities received as collateral	308	402
Total	¥ 1,471	¥ 2,184